Cover	Dec. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2022
Entity File Number	001-36866
Entity Registrant Name	Summit Therapeutics Inc.
Entity Central Index Key	0001599298
Entity Tax Identification Number	37-1979717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2882 Sand Hill Road
Entity Address, Address Line Two	Suite 106
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	617
Local Phone Number	514-7149
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	SMMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable